Provisions - Summary of provisions (Parenthetical) (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Provisions	₩ 1,266,314	₩ 1,166,856
Maximum
Disclosure of other provisions [line items]
Provisions	₩ 574,013	₩ 518,955